Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,482,111)	$ (1,367,513)	$ (7,903,394)	$ (16,707,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	44,428	44,481	177,917	211,720
Change in straight-line rent receivable	29,288	20,548	46,607	10,496
Amortization of operating lease right-of-use asset	18,956	29,448	122,553	118,226
Stock-based compensation and service expense	26,371	45,746	521,509	1,179,761
Income from equity method investment	(392,677)	(107,469)	846,588	8,589,822
Distribution of earnings from equity method investment		160,788	611,888
Impairment of equity method investment - Epicon				454,679
Amortization of debt issuance costs and debt discount	313,562	272,196	1,411,042	544,010
Change in fair market value of derivative liability	114,360	(31,212)	(374,365)	(188,374)
Impairment of laboratory equipment			111,033
Debt modification charge			688,794
Gain on debts extinguishment				(682,979)
Changes in operating assets and liabilities:
Rent receivable		113,024	130,739	(46,220)
Security deposit	5,473			396
Deferred leasing costs	8,021	8,350	33,402	33,402
Prepaid expense and other assets	(24,698)	(3,739)	(91,496)	411
Accrued liabilities and other payables	556,057	(14,758)	(1,165,418)	(16,601)
Accrued liabilities and other payables - related parties		(62,151)	(14,051)	106,458
Operating lease obligation	(18,956)	(23,448)	(122,553)	(112,915)
NET CASH USED IN OPERATING ACTIVITIES	(1,801,926)	(915,709)	(4,969,205)	(6,504,718)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(22,159)
Payment for equity interest purchase			(100,000)
Proceeds from sale of equity method investment	95,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	95,000		(100,000)	(22,159)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable - related party				850,000
Repayments of loan payable - related party			(400,000)
Proceeds from issuance of convertible debts and warrants			3,367,750	2,565,000
Payments of convertible debts issuance costs			(282,700)	(327,200)
Proceeds from issuance of convertible debt and warrants		665,000
Payments of convertible debt issuance costs		(72,700)
Repayments of convertible debt		(866,000)	(3,388,222)	(300,000)
Proceeds from issuance of balloon promissory note				1,000,000
Payments of balloon promissory note issuance costs				(64,436)
Advance from pending sale of noncontrolling interest in subsidiary	219,972	1,210,472	2,122,392	485,714
Proceeds from equity offering			2,857,852	635,391
Disbursements for equity offering costs			(138,405)	(19,132)
Proceeds from issuance of convertible preferred stock			3,500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	219,972	936,772	7,638,667	4,825,337
EFFECT OF EXCHANGE RATE ON CASH	231	(995)	1,447	(3,970)
NET (DECREASE) INCREASE IN CASH	(1,486,723)	20,068	2,570,909	(1,705,510)
CASH - beginning of period	2,856,309	285,400	285,400	1,990,910
CASH - end of period	1,369,586	305,468	2,856,309	285,400
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	164,500	238,782	1,088,512	718,753
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services	51,635
Common stock issued for accrued liabilities	42,385		60,000	164,871
Receivable related to sale of equity method investment	1,745,000
Related party payable extinguished upon sale of equity method investment	632,916
Series B Convertible Preferred Stock extinguished related to sale of equity method investment	11,000,000
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	9,000,000
Reclassification of advances for equity interest purchase to equity method investment				9,000,000
Series B Convertible Preferred Stock issued related to equity method investment				11,000,000
Accrued purchase price related to equity method investment				666,667
Warrants issued as convertible note payable finder’s fee		1,679	40,900	16,977
Warrants issued with convertible note payable recorded as debt discount		20,374
Common stock issued as convertible note payable commitment fee		42,000
Warrants issued with convertible notes payable recorded as debt discount			438,568	196,193
Common stock issued as convertible notes payable commitment fee			320,546	236,400
Deferred financing costs in accrued liabilities				202,892
Equity method investment payable paid by a related party		666,667	566,667
Reclassification of deferred offering costs			175,136
Settlement of derivative liability	18,853		2,354
Reclassification of related party loan payable and accrued expenses to advance from related party			500,000
Issuance of common stock upon cashless exercise of stock warrants	19		4
Initial ROU asset and lease liability	$ 127,486
Shares issued for adjustments for 1:15 reverse split			$ 21